Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Footnote) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel
Conventional Tanker Segment | Teekay Corporation
Segment Reporting Information [Line Items]
Gain (loss) on contract termination		$ 4.0	$ (1.8)
FPSO Segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	2
FPSO Segment | Petrojarl Knarr FPSO | Teekay Corporation
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 9.7
Towage Segment | Long Distance Towing and Offshore Installation Vessels
Segment Reporting Information [Line Items]
Number of vessels | vessel			6
Towage Segment | Long Distance Towing and Offshore Installation Vessels | Teekay Corporation
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2.2
UMS Segment | Arendal Spirit UMS | Teekay Corporation
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2.0